Trade and Other Receivables - Gross and Net Amount of Trade Receivables (Details) - GBP (£) £ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Disclosure of Trade and Other Receivables [Line Items]
Trade receivables	£ 143,336	£ 131,650
Gross carrying amount
Disclosure of Trade and Other Receivables [Line Items]
Trade receivables	147,830	135,665
Expected credit loss allowance
Disclosure of Trade and Other Receivables [Line Items]
Trade receivables	£ (4,494)	£ (4,015)